Company financial information - Financial position (Details) € in Millions, $ in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)
Non-current assets
Total non-current assets | $		$ 7,725		$ 7,608		$ 4,692		$ 5,122
Current assets
Related party receivables | $						440		490
Cash and cash equivalents | $		784		813		602		503
Total current assets | $		3,427		3,238		2,649		2,770
TOTAL ASSETS | $		11,152		10,846		7,341		7,892
Equity attributable to owners of the parent
Issued capital | $		23
Share Premium | $		1,290		274		571		571
Capital contribution | $		485		485
Retained earnings | $		(3,152)		(3,093)		(2,898)		(2,787)
Total equity attributable to owners of the parent	€ (1,148)	(1,375)	€ (2,070)	(2,182)	€ (1,982)	(2,158)		(2,128)
Non-current liabilities
Borrowings | $		8,306		8,582		6,964		7,326
Related party borrowings		0	709	709
Total non-current liabilities | $		10,231		11,037		8,302		8,754
Current liabilities
Total current liabilities | $		2,295		1,988		1,194		1,263
TOTAL LIABILITIES | $		12,526		13,025		9,496		10,017
TOTAL EQUITY and LIABILITIES | $		$ 11,152		$ 10,846		$ 7,341		$ 7,892
Ardagh Group S.A.
Non-current assets
Investments in subsidiary undertakings	1,809		1,510
Total non-current assets	1,809		1,510
Current assets
Related party receivables	10
Cash and cash equivalents	1				€ 2		€ 2
Other receivables			2
Total current assets	11		2
TOTAL ASSETS	1,820		1,512
Equity attributable to owners of the parent
Issued capital	22
Share Premium	1,090		136
Legal reserve	2
Capital contribution	431		431
Retained earnings	267		270
Total equity attributable to owners of the parent	1,812		837
Non-current liabilities
Related party borrowings			673
Total non-current liabilities			673
Current liabilities
Related party borrowings	4
Other payables	4		2
Total current liabilities	8		2
TOTAL LIABILITIES	8		675
TOTAL EQUITY and LIABILITIES	€ 1,820		€ 1,512